Document and Entity Information	Mar. 21, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 21, 2022
Entity Registrant Name	CTO Realty Growth, Inc.
Entity Central Index Key	0000023795
Entity Incorporation, State or Country Code	MD
Entity File Number	001-11350
Entity Tax Identification Number	59-0483700
Entity Address, Address Line One	1140 N. Williamson Blvd.
Entity Address, Adress Line Two	Suite 140
Entity Address, City or Town	Daytona Beach
Entity Address State Or Province	FL
Entity Address, Postal Zip Code	32114
City Area Code	386
Local Phone Number	274-2202
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false
Entity Emerging Growth Company	false
Cumulative Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	6.375% Series A Cumulative Redeemable Preferred Stock, $0.01 par value per share
Trading Symbol	CTO PrA
Security Exchange Name	NYSE
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	CTO
Security Exchange Name	NYSE